SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

On April 6, 2021, the Company entered into an agreement and plan of merger (as it may be amended or restated from time to time the “Merger Agreement”), by and among MCAD Merger Sub Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Better Therapeutics, Inc. a Delaware corporation (“BTX”).  Completion of the transaction is subject to approval of the Company’s stockholders and the satisfaction or waiver of certain other customary closing conditions.

In connection with the Business Combination, the Company entered into subscription agreements dated as of April 6, 2021, with certain institutional and accredited investors, pursuant to which, among other things, the Company agreed to issue and sell, in a private placement, concurrent with the consummation of the Business Combination, an aggregate of 5,000,000 shares of common stock for $10.00 per share for an aggregate cash amount of $50,000,000.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than described above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 8 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 12, 2021, the Company consummated the IPO of 5,000,000 units, which were sold at an offering price of $10.00 per unit, generating gross proceeds of $50,000,000. The Company granted the underwriters a 45-day option to purchase up to 750,000 additional Units to cover over-allotments. Simultaneously with the closing of the IPO, the Company consummated the private placement with Mountain Crest Capital LLC and Chardan Capital Markets, LLC of 185,000 units, generating total proceeds of $1,850,000.

Transaction costs associated with the underwriters’ full exercise of their over-allotment option amounted to $375,000, consisting of $150,000 in cash underwriting fees and $225,000 of deferred underwriting fees. A total of $7,500,000 was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $57,500,000.

As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 187,500 Founder Shares are no longer subject to forfeiture.